Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities (Details) £ in Millions, € in Billions		Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Assets of disposal groups held for sale
Cash and balances at central banks		£ 119,184.0		£ 110,618.0	£ 131,433.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss		9,417.0		19,068.0
Loans and advances to banks		14,521.0		14,371.0
Loans and advances to customers		82,666.0		75,491.0
Financial investments		52,216.0		46,368.0
Prepayments, accrued income and other assets	[1]	56,950.0		65,749.0
Total assets		727,330.0		702,970.0
Liabilities of disposal groups held for sale
Customer accounts		242,303.0		222,941.0
Financial liabilities designated at fair value		37,443.0		32,545.0
Insurance contract liabilities		3,424.0		20,595.0
Debt securities in issue		19,461.0		13,443.0
Accruals, deferred income and other liabilities	[1]	50,484.0		62,560.0
Total liabilities		700,277.0		678,465.0
Financial assets		284,041.0		308,255.0
Amounts recognised in OCI
Liabilities of disposal groups held for sale
Financial assets		39,990.0		37,507.0
Disposal groups classified as held for sale | Financial assets at amortised cost, class
Liabilities of disposal groups held for sale
Financial assets				3.8
Disposal groups classified as held for sale | Amounts recognised in OCI
Liabilities of disposal groups held for sale
Financial assets				21.7
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		1,511.0		177.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss		11,607.0		38.0
Loans and advances to banks		115.0		8,103.0
Loans and advances to customers		769.0		13,345.0
Financial investments		6,776.0		25.0
Insurance contract assets		18.0
Prepayments, accrued income and other assets		824.0		104.0
Total assets		21,620.0		21,792.0
Liabilities of disposal groups held for sale
Customer accounts		4,288.0		17,587.0
Financial liabilities designated at fair value		104.0		1,858.0
Insurance contract liabilities		17,387.0
Debt securities in issue				1,080.0
Accruals, deferred income and other liabilities		1,331.0		159.0
Total liabilities		23,110.0		20,684.0
French Life Insurance Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss		11,607.0
Loans and advances to banks		115.0
Loans and advances to customers		0.0
Financial investments		6,776.0
Insurance contract assets		18.0
Prepayments, accrued income and other assets		793.0
Total assets		19,309.0
Liabilities of disposal groups held for sale
Customer accounts		0.0
Financial liabilities designated at fair value		9.0
Insurance contract liabilities		17,387.0
Accruals, deferred income and other liabilities		1,272.0
Total liabilities		18,668.0
South Africa
Liabilities of disposal groups held for sale
Assets (liabilities)		500.0
Settlement through transfer of agreed liabilities		2,700.0
Expected cash contribution		2,100.0
South Africa | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss		0.0
Loans and advances to banks		0.0
Loans and advances to customers		523.0
Financial investments		0.0
Insurance contract assets		0.0
Prepayments, accrued income and other assets		13.0
Total assets		536.0
Liabilities of disposal groups held for sale
Customer accounts		2,626.0
Financial liabilities designated at fair value		0.0
Insurance contract liabilities		0.0
Accruals, deferred income and other liabilities		41.0
Total liabilities		2,667.0
German Private Banking Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		1,511.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss		0.0
Loans and advances to banks		0.0
Loans and advances to customers		246.0
Financial investments		0.0
Insurance contract assets		0.0
Prepayments, accrued income and other assets		18.0
Total assets		1,775.0
Liabilities of disposal groups held for sale
Customer accounts		1,662.0
Financial liabilities designated at fair value		95.0
Insurance contract liabilities		0.0
Accruals, deferred income and other liabilities		18.0
Total liabilities		1,775.0
France Retail Banking Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks				177.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss				38.0
Loans and advances to banks				8,103.0
Loans and advances to customers				13,255.0
Financial investments				25.0
Prepayments, accrued income and other assets				103.0
Total assets		£ 5,500.0	€ 6.7	21,701.0
Liabilities of disposal groups held for sale
Customer accounts				17,492.0
Financial liabilities designated at fair value				1,858.0
Debt securities in issue				1,080.0
Accruals, deferred income and other liabilities				159.0
Total liabilities				20,589.0
Other | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks				0.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss				0.0
Loans and advances to banks				0.0
Loans and advances to customers				90.0
Financial investments				0.0
Prepayments, accrued income and other assets				1.0
Total assets				91.0
Liabilities of disposal groups held for sale
Customer accounts				95.0
Financial liabilities designated at fair value				0.0
Debt securities in issue				0.0
Accruals, deferred income and other liabilities				0.0
Total liabilities				£ 95.0

[1]	In 2023 ‘Items in the course of collection from other banks’ (£2,114m) were presented on the face of the balance sheet but are now reported within ‘Prepayments, accrued income and other assets’ in the Annual Report on Form 20-F. Similarly, ‘Items in the course of transmission to other banks’ (£2,116m) are now presented within ‘Accruals, deferred income and other liabilities’.